CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 587,749	$ 80,521	¥ 426,119
Restricted cash and term deposits	66,367	9,092	14,695
Trade receivables	98,774	13,532	57,219
Inventories	151,754	20,790	118,924
Receivables from online payment platforms	24,255	3,323	23,158
Term deposits and short-term investments	599,041	82,068	900,823
Prepayment and other current assets	195,202	26,743	171,774
Total current assets	1,724,360	236,236	1,721,924
Non-current assets:
Long-term investments	280,281	38,398	261,016
Intangible assets	126,615	17,346	145,253
Goodwill	684	94	540,693
Property and equipment, net	155,352	21,283	116,782
Deferred tax assets	84,950	11,638	78,034
Operating lease right-of-use assets	162,764	22,299	118,408
Other non-current assets	200,152	27,421	232,455
Total non-current assets	1,010,798	138,479	1,492,641
Total assets	2,735,158	374,715	3,214,565
Current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiaries of RMB376,261 and RMB415,503 as of December 31, 2023 and 2024, respectively):
Short-term borrowings	69,771	9,559	29,825
Taxes payable	61,862	8,475	56,894
Contract liabilities	76,579	10,491	103,374
Salary and welfare payables	111,396	15,261	86,290
Amounts due to related parties	477	65	388
Accrued expenses and other current liabilities	265,216	36,334	233,913
Operating lease liabilities-current	44,905	6,152	29,739
Total current liabilities	630,206	86,337	540,423
Non-current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiaries of RMB46,951 and RMB98,584 as of December 31, 2023 and 2024, respectively):
Operating lease liabilities-non current	125,200	17,152	86,210
Deferred tax liabilities	19,758	2,707	25,082
Other non-current liabilities	1,264	173	1,536
Total non-current liabilities	146,222	20,032	112,828
Total liabilities	776,428	106,369	653,251
Commitments and Contingencies (see Note 21)
Shareholders' equity
Treasury stock	(376,690)	(51,606)	(358,453)
Additional paid-in capital	3,069,799	420,561	3,080,433
Statutory reserves	40,552	5,556	33,855
Accumulated deficit	(926,390)	(126,915)	(330,166)
Accumulated other comprehensive income	31,560	4,324	18,185
Total So-Young International Inc. shareholders' equity	1,839,121	251,960	2,444,129
Non-controlling interests	119,609	16,386	117,185
Total shareholders' equity	1,958,730	268,346	2,561,314
Total liabilities and shareholders' equity	2,735,158	374,715	3,214,565
Related Party
Current assets:
Amounts due from related parties	1,218	167	9,212
Class A Ordinary Shares
Shareholders' equity
Ordinary shares	253	35	238
Class B Ordinary shares
Shareholders' equity
Ordinary shares	¥ 37	$ 5	¥ 37